Income Taxes	4 Months Ended
May 21, 2014
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 7 – INCOME TAXES

The Company utilizes the liability method of accounting for income taxes. Under the liability method deferred tax assets and liabilities are determined based on the differences between financial reporting basis and the tax basis of the assets and liabilities and are measured using enacted tax rates and laws that will be in effect when the differences are expected to reverse.

The provision for income taxes consists of the following as of May 21, 2014:

May 21, 2014
Current Taxes
Federal	-
State	-
Deferred Taxes
Federal	-
State	-
Total Provision	-

The total deferred tax asset is calculated by multiplying a 38.62% federal and state statutory tax rate by the cumulative Net Operating Loss (“NOL”) of $75,936. This Net Operating Loss will begin to expire in 2034 for federal jurisdictions and 2024 for state jurisdictions. The total valuation allowance is equal to the total deferred tax asset. Accordingly, deferred tax assets total approximately $29,327 as of May 21, 2014.

The tax effects of significant items comprising the Company's net deferred taxes as of May 21, 2014 were as follows:

May 21, 2014
NOL Deferred Tax Asset	$29,327
Valuation allowance	(29,327)
$-

As it is the first year of operations, the valuation allowance increased by the full amount of $29,327.

The income tax provision differs from the amount of income tax determined by applying the federal and state statutory tax rate of 38.62% to pretax income from continuing operations for the period ended May 21, 2014 due to the following:

May 21, 2014
Income tax benefit at U. S. federal statutory rates:	$(25,818)
Expected state taxes, net of federal benefit	(3,509)
Change in valuation allowance	29,327
$-

The Company has no tax positions at May 21, 2014 for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility.

The Company recognizes interest accrued relative to unrecognized tax benefits in interest and penalties accrued relative to unrecognized tax benefits in income tax expense. During the period from January 17, 2014 (date of inception) through May 21, 2014 the Company recognized no income tax related interest and penalties. The Company had no accruals for income tax related interest and penalties at May 21, 2014.

The tax year 2014 remains open to examination for federal income tax purposes and by other major taxing jurisdictions to which we are subject.